Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstarct]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

During the period from April 1, 2025 to May 14, 2025, 23 shares of Series B Preferred Stock were converted into 3,164 shares of Common Stock. The conversion ratio was based on the Series B Certificate of Designations and reflected the applicable Alternate Conversion Price.

During the period from April 1, 2025 to May 14, 2025, 520 shares of Series C Preferred Stock were converted into 104,000 shares of Common Stock. The conversion ratio was based on the Series C Certificate of Designations and reflected the applicable Alternate Conversion Price.

During the period from April 1, 2025 to May 14, 2025, the Company sold 9,903 shares of Common Stock of the Company pursuant to the New Keystone Purchase Agreement for net proceeds of $124,353.

On April 9, 2025, the Company issued 10,550 shares of its common stock in connection with the exercise of pre-funded warrants.

Private Placement

On April 21, 2025, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain investors. Pursuant to the Securities Purchase Agreement, up to 10,000 shares of the Company’s Series D Preferred Stock, shall be purchased for an aggregate purchase price of up to $8 million in one or more closings (each a “Closing”). On April 22, 2025, pursuant to the Securities Purchase Agreement, the Company issued and sold, and the investors named therein purchased, in a private placement (the “Private Placement”): 6,250 shares of the Series D Preferred Stock for aggregate proceeds of approximately $5 million, paid through the transfer of certain Transfer Shares (as defined in the Securities Purchase Agreement) in lieu of cash. The date of the first closing is referred to as the “First Closing Date.” Each additional closing of the Private Placement is at the option of the investors upon notice to the Company and subject to satisfaction of customary closing conditions. On April 22, 2025, the Company filed the Certificate of Designations of Rights and Preferences of the Series D Preferred Stock (the “Certificate of Designations”) for the purpose of designating and establishing the Company’s Series D Preferred Stock. With respect to dividend rights and rights on liquidation, winding-up and dissolution, the Company’s Series D Convertible Preferred Stock shall rank (a) junior to the Senior Preferred Stock, (b) on parity with the Company’s Series C Preferred Stock and (c) senior to the Company’s Series A and Series B Preferred Stock.

NOTE 15 – SUBSEQUENT EVENTS

On January 6, 2025, 625 Series A Preferred Warrants were exercised into 625 shares of Series A Preferred Stock for gross cash proceeds of $500,000.

On January 6, 2025, the Company issued warrants to purchase an aggregate of 8,193 shares of Common Stock to a certain investor affiliated with each other to induce investors to exercise their Series A Preferred Warrants for cash (the “January 2025 Common Warrants”). The January 2025 Common Warrants are initially exercisable for cash at an initial exercise price equal to $116.40 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events). The January 2025 Common Warrants are exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expiring on the third anniversary of the Initial Exercisability Date. The January 2025 Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise. If at the time of exercise of the January 2025 Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the January 2025 Common Warrants, such warrants may be exercised on a cashless basis pursuant to their terms

During the period from January 1, 2025 to April 10, 2025, 1,098 shares of Series A Preferred Stock were converted into 14,442 shares of Common Stock. The conversion ratio was based on the Series A Certificate of Designations and reflected the applicable Alternate Conversion Price.

During the period from January 1, 2025 to April 10, 2025, 75 shares of Series B Preferred Stock were converted into 2,500 shares of Common Stock. The conversion ratio was based on the Series B Certificate of Designations and reflected the applicable Alternate Conversion Price.

During the period from January 1, 2025 to April 10, 2025, the Company sold 14,531 shares of Common Stock of the Company pursuant to the New Keystone Purchase Agreement for net proceeds of $1,227,242.

On February 5, 2025, the Company announced the pricing of a reasonable best efforts public offering (the “Offering”), with participation from a member of the Company’s board of directors and a single institutional investor, for the purchase and sale of (i) 127,551 shares of its common stock, par value $0.0001 per share (the “Common Stock”) or common stock equivalents in lieu thereof; and (ii) common warrants to purchase up to 127,551 shares of common stock (the “Warrants”), at a combined public offering price of $39.20 per share and Warrant. In connection with the Offering, on February 5, 2025, the Company entered into a securities purchase agreement (the “SPA”) with the investors. The SPA contains customary representations, warranties and agreements of the Company and each investor and customary indemnification rights and obligations of the parties. In connection with this offering, the Company received net proceeds of approximately $4.5 million. From January 1, 2025 to April 11, 2025, the Company issued 116,764 shares of its common stock of the aggregate amount of shares of 127,551 shares sold. The remaining 10,787 common shares are issuable.

The Warrants have an exercise price of $39.20 per share, will be immediately exercisable upon stockholder approval and will have a term of exercise equal to five years following date of the initial exercise date. The exercise price and number of shares of Common Stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Common Stock and the exercise price.

In connection with the Offering, on February 5, 2025, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”), as the exclusive placement agent in connection with the Offering (the “Placement Agent”). Pursuant to a side letter between the Placement Agent and JonesTrading Institutional Services LLC (“Jones”), dated February 3, 2025, Jones agreed to be a financial advisor for the Offering. In connection with the services provided by Jones, the Placement Agent and Jones agreed that the Placement Agent will receive an aggregate fee equal to 6% of the gross proceeds received in the Offering and Jones will receive an aggregate fee equal to 3% of the gross proceeds received in the Offering. In addition, the Company agreed to reimburse the Placement Agent for its legal fees and expenses and other out-of-pocket expenses in an amount up to $85,000, non-accountable expenses of up to $25,000 and has agreed to reimburse Jones for all reasonable and documented out-of-pocket fees and expenses, including but not limited to travel and other out-of-pocket expenses in an amount not to exceed $15,000.

The Company’s directors and executive officers agreed not to offer, issue, sell, contract to sell, encumber, grant any option for the sale of or otherwise dispose of any shares of common stock or other securities convertible into or exercisable or exchangeable for common stock for a period of 90 days following the closing date of the Offering, which terms may be waived in the sole discretion of and without notice by the Placement Agent, subject to certain exceptions. In addition, the Company has agreed to not enter into variable rate financings for a period of 180 days following the closing date, subject to certain exceptions, or enter into any equity financings for a period of 60 days following the closing date, subject to certain exceptions.

In connection with the Offering, the Conversion Price of the Series A Preferred Stock and Series C Preferred Stock reset to $39.60 per share of Common Stock.

On March 4, 2025, the Company’s Board of Directors granted directors, officers and employees options to purchase up to 20,313 shares of common stock for $28.60 per share. The grants have various vesting conditions, including time-based and performance-based terms. These stock options expire on March 4, 2035.

On March 10, 2025, the Company redeemed 316 shares of Series C Preferred Stock from certain investors for a cash payment of $395,000, or $1,250 per share of Series C Preferred Stock.